ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	3 Months Ended
Mar. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Abstract]
Changes in the components of accumulated other comprehensive income (loss), net of tax

Changes in the components of accumulated other comprehensive income (loss) (“AOCI”), net of tax, for the periods indicated are summarized in the table below.

	(Unaudited)
	For the three months ended March 31, 2014
(In thousands)	Retirement Plans	Unrealized Gains and Losses on Financial Derivative	Unrealized Gains and Losses on Available-for- Sale Securities	Securities reclassified from AFS to HTM	Total
Beginning balance	$(982)	$(81)	$99	$(781)	$(1,745)
Other comprehensive income (loss) before reclassifications	-	(2)	192	18	208
Amounts reclassified from AOCI	7	9	(1)	-	15
Ending balance	$(975)	$(74)	$290	$(763)	$(1,522)

	(Unaudited)
	For the three months ended March 31, 2013
(In thousands)	Retirement Plans	Unrealized Gains and Losses on Financial derivative	Unrealized Gains and Losses on Available-for- Sale Securities	Securities reclassified from AFS to HTM	Total
Beginning balance	$(2,765)	$(117)	$1,564	$-	$(1,318)
Other comprehensive income (loss) before reclassifications	-	-	(225)	-	(225)
Amounts reclassified from AOCI	57	9	(23)	-	43
Ending balance	$(2,708)	$(108)	$1,316	$-	$(1,500)

	For the year ended December 31, 2013
	Retirement Plans	Unrealized Gains and Losses on Financial Derivative	Unrealized Gains and Losses on Available-for- Sale Securities	Securities reclassified from AFS to HTM	Total
Beginning balance	$(2,765)	$(117)	$1,564	$-	$(1,318)
Other comprehensive income (loss) before reclassifications	1,554	(3)	(1,246)	(781)	(476)
Amounts reclassified from AOCI	229	39	(219)	-	49
Ending balance	$(982)	$(81)	$99	$(781)	$(1,745)

	For the year ended December 31, 2012
	Retirement Plans	Unrealized Gains and Losses on Financial derivative	Unrealized Gains and Losses on Available-for- Sale Securities	Unrealized Loss on Securities Transferred to Held-to- Maturity	Total
Beginning balance	$(3,617)	$(120)	$1,073	$-	$(2,664)
Other comprehensive income (loss) before reclassifications	615	(32)	716	-	1,299
Amounts reclassified from AOCI	237	35	(225)	-	47
Ending balance	$(2,765)	$(117)	$1,564	$-	$(1,318)

Schedule of amounts reclassified out of each component of AOCI

The following table presents the amounts reclassified out of each component of AOCI for the indicated periods:

	(Unaudited)
(In thousands)	For the three months ended
Details about AOCI[1] components	March 31, 2014	March 31, 2013	Affected Line Item in the Statement of Income

Unrealized holding gain on financial derivative:
Reclassification adjustment for interest expense included in net income	$(15)	$(15)	Interest on long term borrowings
	6	6	Provision for income taxes
	$(9)	$(9)	Net Income
Retirement plan items
Retirement plan net losses recognized in plan expenses[2]	$(11)	$(95)	Salaries and employee benefits
	4	38	Provision for income taxes
	$(7)	$(57)	Net Income

Available-for-sale securities
Realized gain on sale of securities	$2	$39	Net gains on sales and redemptions of investment securities
	(1)	(16)	Provision for income taxes
	$1	$23	Net Income

[1] Amounts in parentheses indicates debits in net income.

[2] These items are included in net periodic pension cost.

   See Note 12 for additional information.

	For the year ended	For the year ended
Details about AOCI[1] components	December 31, 2013	December 31, 2012	Affected Line Item in the Statement of Income

Unrealized holding gain on financial derivative:
Reclassification adjustment for interest expense included in net income	$(62)	$(58)	Interest on long term liabilities
	23	23	Provision for income taxes
	$(39)	$(35)	Net Income
Retirement plan items
Retirement plan net losses recognized in plan expenses[2]	$(381)	$(395)	Salaries and employee benefits
	152	158	Provision for income taxes
	$(229)	$(237)	Net Income

Available-for-sale securities
Realized gain on sale of securities	$(365)	$(375)	Net gains on sales and redemptions of investment securities
	146	150	Provision for income taxes
	$(219)	$(225)	Net Income

[1] Amounts in parentheses indicates debits in net income.

[2] These items are included in net periodic pension cost.

   See Note 12 for additional information.